Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Derivative financial instruments

11.Derivative financial instrument:

On May 7, 2020, the Partnership entered into a floating to fixed interest rate swap transaction with a leading international bank, for the purpose of managing its exposure to LIBOR variability that the Partnership had under the $675 Million Credit Facility. The swap transaction, which was effective from June 29, 2020, provided for a fixed 3-month LIBOR rate of 0.41% based on notional values that reflect the amortization schedule of 100% of the Partnership’s debt outstanding under its $675 Million Credit Facility, until the $675 Million Credit Facility matures in September 2024. The swap agreement did not meet hedge accounting criteria and, therefore, changes in its fair value are reflected in earnings. On June 21, 2023 the Partnership signed an agreement with its counterparty for the replacement of the abovementioned fixed 3-month LIBOR rate with the fixed 3-month SOFR rate due to the discontinuation of the LIBOR. The swap agreement expired in September 2024.

For the years ended as of December 31, 2024 and 2023, the Partnership recognized a net gain on derivative financial instruments of $1.8 million and $5.3 million respectively, which is included in Gain on derivative financial instruments in the accompanying consolidated statements of income as presented in the table below.

The realized gain on non-hedging interest rate swaps included in Gain on derivative financial instrument which is presented in the Consolidated Statements of Income, amounted to a gain of $17.5 million and $24.6 million for the years ended December 31, 2024 and 2023, respectively.

11.Derivative financial instrument (continued):

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of the derivative instrument reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains on derivative positions reflected in the Consolidated Statements of Income.

Derivatives Instruments not designated as Hedging Instruments – Net effect on the Consolidated Statements of Income

	Net Realized and Unrealized
	Gain Recognized on Statement of	Amount
Derivative	Income Location	2025	2024	2023
Interest rate swap	Gain on derivative instruments	$—	$1,755	$5,267
Total		$—	$1,755	$5,267